Legg Mason BW Diversified Large Cap Value Fund
Legg Mason BW Diversified Large Cap Value Fund
Investment objective
Long-term capital appreciation.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 18 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 35 under the heading “Sales Charge Waivers and Reductions.”

The fund no longer offers Class R1 shares for purchase by new or existing investors.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Legg Mason BW Diversified Large Cap Value Fund (USD $)		Class A		Class A2		Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)		5.75%		5.75%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (%)	[2]	none	[1]	none	[1]	1.00%	none	none	none	none	none
Small account fee ($)	[3]	15		15		15	none	none	none	none	none
[1]	Generally,
[2]	(may be reduced over time)
[3]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses Legg Mason BW Diversified Large Cap Value Fund		Class A		Class A2		Class C		Class FI		Class R		Class R1		Class I		Class IS
Management fees		0.75%		0.75%		0.75%		0.75%		0.75%		0.75%		0.75%		0.75%
Distribution and service (12b-1) fees		0.25%		0.25%		1.00%		0.25%		0.50%		1.00%		none		none
Other expenses		0.36%	[1]	0.56%	[2]	0.36%	[1]	0.56%	[2]	0.56%	[2]	0.56%	[2]	0.36%	[1]	0.12%	[1]
Total annual fund operating expenses		1.36%		1.56%		2.11%		1.56%		1.81%		2.31%		1.11%		0.87%
Fees waived and/or expenses reimbursed		(0.06%)		(0.06%)		(0.06%)		(0.26%)		(0.26%)		(0.26%)		(0.16%)		(0.02%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[3]	1.30%		1.50%		2.05%		1.30%		1.55%		2.05%		0.95%		0.85%
[1]	"Other expenses" have been restated to reflect current fees.
[2]	"Other expenses" are estimates for the current fiscal year. Actual expenses may differ from estimates.
[3]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses, brokerage commissions and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.30%, 1.50%, 2.05%, 1.30%, 1.55%, 2.05%, 0.95% and 0.85% for Class A, A2, C, FI, R, R1, I and IS shares, respectively, subject to recapture as described below. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2013 without the Board's consent. The manager currently intends to voluntarily waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.10%, 1.30% 1.85%, 1.10%, 1.35% and 0.85% for Class A, A2, C, FI, R and I shares, respectively. These arrangements are expected to continue until December 31, 2013 but may be terminated at any time by the manager. The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limits described above.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example Legg Mason BW Diversified Large Cap Value Fund (USD $)	1 year	3 years	5 years		10 years
Class A	700	975	1,271		2,111
Class A2	719	1,034		[1]		[1]
Class C	308	655	1,128		2,436
Class FI	132	467	825		1,835
Class R	158	544	956		2,107
Class R1	208	696	1,211		2,625
Class I	97	337	596		1,337
Class IS	87	275	479		1,070
[1]	N/A

Number of years you own your shares ($)
Expense Example, No Redemption Legg Mason BW Diversified Large Cap Value Fund (USD $)	1 year	3 years	5 years		10 years
Class A	700	975	1,271		2,111
Class A2	719	1,034		[1]		[1]
Class C	208	655	1,128		2,436
Class FI	132	467	825		1,835
Class R	158	544	956		2,107
Class R1	208	696	1,211		2,625
Class I	97	337	596		1,337
Class IS	87	275	479		1,070
[1]	N/A

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate indicates higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 59% of the average value of its portfolio.
Principal investment strategies
The fund normally invests at least 80% of its net assets in equity securities of large capitalization companies. Large capitalization companies are those companies with market capitalizations similar to companies in the Russell 1000® Index (the “Index”). The size of the companies in the Index changes with market conditions and the composition of the Index. As of December 31, 2011, the median market capitalization of a company in the Index was approximately $5.094 billion and the dollar-weighted average market capitalization of the companies in the Index was approximately $396.254 billion.

The fund invests primarily in equity securities that, in the investment adviser’s opinion, are undervalued or out of favor. The investment adviser invests in securities that meet its value criteria, based on both quantitative and fundamental analysis. The fund expects to hold approximately 150-250 stocks under normal market conditions.

The fund may invest in foreign equity securities, either directly or through depositary receipts.

The fund may take temporary defensive and cash management positions; in such a case, the fund will not be pursuing its principal investment strategies and may not achieve its investment objective.
Certain risks
Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness or value of or market trends affecting a particular security, industry sector or region or about market movements is incorrect.

Model risk. The adviser’s investment models may not adequately take into account certain factors and may result in the fund having a lower return than if the fund were managed using another model or investment strategy.

Value investing risk. The value approach to investing involves the risk that stocks may remain undervalued or decline in price. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market concentrates on growth stocks. Although the fund will not concentrate its investments in any one industry or industry group, it may, like many value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Market sector risk. The fund may be significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund’s performance to be more sensitive to developments affecting those companies, industries or sectors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Foreign investments risk. The fund’s investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets, may suffer from political or economic instability and may experience negative government actions, such as currency controls or seizures of private businesses or property. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses.

Special risks of companies undergoing reorganization or restructuring. Investing in companies undergoing reorganization or restructuring involves special risks including that the transaction may not be completed on the terms or time frame contemplated, it may be difficult to obtain information on the financial condition of such companies, the issuer’s management may be addressing a type of situation with which it has little experience, and the fact that the market prices of such securities are subject to above-average price volatility.

Cash management and defensive investing risk. The value of the investments held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate, and credit risk. If the fund holds cash uninvested it will be subject to the credit risk of the depository institution holding the cash. In that case the fund would not earn income on the cash and the fund’s yield would go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will not be pursuing its principal investment strategies and may not achieve its investment objective.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Funds of funds investments risk. The fund may be an investment option for other Legg Mason-advised mutual funds that are managed as “funds of funds.” As a result, from time to time, the fund may experience relatively large redemptions or investments and could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Recent market events risk. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities; in particular, the values of some sovereign debt and of securities of issuers that invest in sovereign debt and related investments have fallen, credit has become more scarce worldwide and there has been significant uncertainty in the markets. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

* * *

These risks are discussed in more detail later in this Prospectus or in the SAI.
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the fund’s Class A performance for the last calendar year. The table shows the average annual total returns of each class that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. No performance information is presented for Class A2 because no Class A2 shares were outstanding as of September 30, 2011. No performance information is presented for Class FI, Class R and Class R1 shares because Class FI, Class R and Class R1 shares have not yet commenced operations as of the date of this Prospectus. The returns for Class A2, Class FI, Class R and Class R1 shares would differ from those of other classes' shares to the extent those classes bear different expenses. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Total returns (before taxes) (%)

Calendar Year ended December 31 Best quarter (ended 12/31/2011): 13.10 Worst quarter (ended 09/30/2011): (13.65)
Average annual total returns (for periods ended December 31, 2011) (%)
Average Annual Total Returns Legg Mason BW Diversified Large Cap Value Fund	1 year	Since inception	Inception date
Class A	(0.64%)	9.52%	Sep. 07, 2010
Class A Return after taxes on distributions	(1.30%)	8.88%
Class A Return after taxes on distributions and sale of fund shares	(0.41%)	7.74%
Class C	3.62%	13.70%
Class I	5.78%	14.94%
Class IS	5.97%	15.12%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	0.39%	11.37%

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.